STOCKHOLDERS' EQUITY - Common Stock Shares (Details)	Mar. 31, 2021 Vote $ / shares shares	Sep. 30, 2020 Vote $ / shares shares	Jun. 30, 2020 $ / shares shares
STOCKHOLDERS' EQUITY
Common shares, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	2,421,106	2,156,250	2,156,250
Common shares, shares outstanding (in shares)	2,421,106	2,156,250	2,156,250
Shares subject to possible redemption	7,590,195		0